Expense Example - Value Portfolio	Sep. 23, 2024 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 88
Expense Example, with Redemption, 3 Years	294
Expense Example, with Redemption, 5 Years	517
Expense Example, with Redemption, 10 Years	1,158
Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	231
Expense Example, with Redemption, 5 Years	408
Expense Example, with Redemption, 10 Years	$ 922